Taxes (Details) - Schedule of income (loss) before income taxes - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of income (loss) before income taxes [Abstract]
PRC	$ 14,814,221	$ 9,266,586	$ 6,082,916
Non-PRC	(6,493,761)	(5,559,127)	(9,183,561)
Income (loss) before income taxes, total	$ 8,320,460	$ 3,707,459	$ (3,100,645)